Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class A
Trading Symbol	LMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$109	1.07%
[1]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Small Cap Fund returned 3.59%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	3.59	9.35	7.59
Class A (with sales charge)	-2.12	8.06	6.96
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class C
Trading Symbol	LMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$188	1.85%
[3]
Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Small Cap Fund returned 2.79%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	2.79	8.51	6.79
Class C (with sales charge)	1.83	8.51	6.79
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class FI
Trading Symbol	LGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$109	1.07%
[5]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Small Cap Fund returned 3.58%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	3.58	9.23	7.47
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class R
Trading Symbol	LMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$147	1.45%
[7]
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Small Cap Fund returned 3.19%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	3.19	8.94	7.21
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class I
Trading Symbol	LMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.84%
[9]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Small Cap Fund returned 3.83%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	3.83	9.60	7.84
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Fund
Class Name	Class IS
Trading Symbol	LISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$75	0.74%
[11]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Small Cap Fund returned 3.93%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
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Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

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Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

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Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (9/8/2017)
Class IS	3.93	9.72	6.40
Russell 3000 Index	20.81	16.74	14.60
Russell 2000 Index	14.41	11.50	8.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,124,131
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 5,090,143
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.